Income Taxes (Details 1) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets
Royalty obligation	$ 318,060	$ 0
Share cost of issue	387,770	0
Operating tax losses carried forward	54,590	0
Subtotal of deferred tax assets	760,420	0
Deferred tax liabilities
Royalty receivable	760,420	0
Subtotal of deferred tax liabilities	760,420	0
Net deferred tax asset (liability)	$ 0	$ 0